DRY DOCK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Amounts in Dry Dock [Abstract]
Original book value	$ 23,699	$ 19,786
Accumulated amortization	(19,461)	(14,698)
Net book value	4,238	5,088
Amortization expense	$ 4,763	$ 4,078	$ 4,186